Borrowings - Summary of Details of Borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	€ 286,175	€ 157,292
Non-current borrowings	184,880	471,646
Fixed interest rate
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	85,447	75,013
Non-current borrowings	50,193	135,672
Variable interest rate
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Current borrowings	200,728	82,279
Non-current borrowings	€ 134,687	€ 335,974
Fixed interest rate | Co.Ti Service S.A. | 0.0079% Maturing 2/2022
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Co.Ti Service S.A.
Interest rate		Fixed
Fixed interest rate		0.79%
Expiry date		February 2022
Current borrowings		€ 10,000
Non-current borrowings		€ 0
Fixed interest rate | Co.Ti Service S.A. | 0.0079% Maturing 3/2022
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Co.Ti Service S.A.
Interest rate		Fixed
Fixed interest rate		0.79%
Expiry date		March 2022
Current borrowings		€ 5,000
Non-current borrowings		€ 0
Fixed interest rate | Co.Ti Service S.A. | 0.75% Maturing 3/2025
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Co.Ti Service S.A.	Co.Ti Service S.A.
Interest rate	Fixed	Fixed
Fixed interest rate	0.75%	0.75%
Expiry date	March 2025	March 2025
Current borrowings	€ 0	€ 0
Non-current borrowings	€ 20,000	€ 20,000
Fixed interest rate | Co.Ti Service S.A. | 0.75% Maturing 4/2025
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Co.Ti Service S.A.	Co.Ti Service S.A.
Interest rate	Fixed	Fixed
Fixed interest rate	0.75%	0.75%
Expiry date	April 2025	April 2025
Current borrowings	€ 0	€ 0
Non-current borrowings	€ 10,000	€ 10,000
Fixed interest rate | Ermenegildo Zegna N.V. | 0.00% Maturing 3/2022 1
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Fixed
Fixed interest rate		0.00%
Expiry date		March 2022
Current borrowings		€ 15,000
Non-current borrowings		€ 0
Fixed interest rate | Ermenegildo Zegna N.V. | 0.00% Maturing 3/2022 2
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Fixed
Fixed interest rate		0.00%
Expiry date		March 2022
Current borrowings		€ 35,000
Non-current borrowings		€ 0
Fixed interest rate | Ermenegildo Zegna N.V. | 0.0125% Maturing 12/2022
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Fixed
Fixed interest rate		1.25%
Expiry date		December 2022
Current borrowings		€ 10,000
Non-current borrowings		€ 0
Fixed interest rate | Ermenegildo Zegna N.V. | 0.0077% Maturing 3/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Fixed	Fixed
Fixed interest rate	0.77%	0.77%
Expiry date	March 2023	March 2023
Current borrowings	€ 15,000	€ 0
Non-current borrowings	€ 0	€ 15,000
Fixed interest rate | Ermenegildo Zegna N.V. | 0.0049% Maturing 4/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Fixed	Fixed
Fixed interest rate	0.49%	0.49%
Expiry date	April 2023	April 2023
Current borrowings	€ 50,042	€ 0
Non-current borrowings	€ 0	€ 49,993
Fixed interest rate | Ermenegildo Zegna N.V. | 1.22% Maturing 11/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Fixed	Fixed
Fixed interest rate	1.22%	1.22%
Expiry date	November 2023	November 2023
Current borrowings	€ 20,000	€ 0
Non-current borrowings	€ 0	€ 20,000
Fixed interest rate | Ermenegildo Zegna N.V. | 0.73% Maturing 9/2028
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Fixed	Fixed
Fixed interest rate	0.73%	0.73%
Expiry date	September 2028	September 2028
Current borrowings	€ 33	€ 0
Non-current borrowings	€ 19,973	€ 19,967
Fixed interest rate | Lanificio Ermenegildo Zegna e Figli S.p.A. | 1.35% Maturing 6/2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Lanificio Ermenegildo Zegna e Figli S.p.A.	Lanificio Ermenegildo Zegna e Figli S.p.A.
Interest rate	Fixed	Fixed
Fixed interest rate	1.35%	1.35%
Expiry date	June 2024	June 2024
Current borrowings	€ 194	€ 0
Non-current borrowings	€ 195	€ 655
Fixed interest rate | Other borrowings | 0.05% Maturing 6/2025
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Other borrowings	Other
Interest rate	Fixed	Fixed
Fixed interest rate		0.05%
Expiry date	Up to 2029	June 2025
Current borrowings	€ 178	€ 13
Non-current borrowings	€ 25	€ 57
Fixed interest rate | Other borrowings | 0.05% Maturing 6/2025 | Bottom of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Fixed interest rate	0.05%
Fixed interest rate | Other borrowings | 0.05% Maturing 6/2025 | Top of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Fixed interest rate	0.49%
Variable Interest Rate, Euribor 3m | Ermenegildo Zegna N.V. | 0.69% Maturing 9/2022
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Interest rate basis		Euribor 3m + 0.69%
Expiry date		September 2022
Current borrowings		€ 9,998
Non-current borrowings		€ 0
Variable Interest Rate, IRS | Ermenegildo Zegna N.V. | 1.48% Maturing 1/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Variable	Variable
Interest rate basis	IRS + 1.48%	IRS + 1.48%
Expiry date	January 2023	January 2023
Current borrowings	€ 20,099	€ 0
Non-current borrowings	€ 0	€ 19,999
Variable Interest Rate, IRS | Ermenegildo Zegna N.V. | 0.80% Maturing 2/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Variable	Variable
Interest rate basis	IRS + 0.80%	IRS + 0.80%
Expiry date	February 2023	February 2023
Current borrowings	€ 20,000	€ 0
Non-current borrowings	€ 0	€ 20,000
Variable Interest Rate, IRS | Ermenegildo Zegna N.V. | 1.05% Maturing 8/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Variable	Variable
Interest rate basis	IRS + 1.05%	IRS + 1.05%
Expiry date	August 2023	August 2023
Current borrowings	€ 40,168	€ 0
Non-current borrowings	€ 0	€ 39,993
Variable Interest Rate, IRS | Ermenegildo Zegna N.V. | 0.75% Maturing 11/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Variable	Variable
Interest rate basis	IRS + 0.78%	IRS + 0.75%
Expiry date	November 2023	November 2023
Current borrowings	€ 60,139	€ 0
Non-current borrowings	€ 0	€ 59,948
Variable Interest Rate, IRS | Ermenegildo Zegna N.V. | 0.81% Maturing 4/2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Variable	Variable
Interest rate basis	IRS + 0.81%	IRS + 0.81
Expiry date	April 2024	April 2024
Current borrowings	€ 409	€ 0
Non-current borrowings	€ 79,986	€ 79,936
Variable Interest Rate, IRS | Ermenegildo Zegna N.V. | 0.60% Maturing 12/2024
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Variable	Variable
Interest rate basis	IRS + 0.60%	IRS + 0.60
Expiry date	December 2024	December 2024
Current borrowings	€ 200	€ 0
Non-current borrowings	€ 49,951	€ 49,901
Variable Interest Rate, Euribor 6m | Ermenegildo Zegna N.V. | 0.75% Maturing 5/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Variable	Variable
Interest rate basis	Euribor 6m + 0.75%	Euribor 6m + 0.75%
Expiry date	May 2023	May 2023
Current borrowings	€ 45,139	€ 0
Non-current borrowings	€ 0	€ 44,991
Variable Interest Rate, Euribor 6m | Ermenegildo Zegna N.V. | 0.83% Maturing 6/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Variable	Variable
Interest rate basis	Euribor 6m + 0.86%	Euribor 6m + 0.83%
Expiry date	June 2023	June 2023
Current borrowings	€ 6,250	€ 12,485
Non-current borrowings	€ 0	€ 6,247
Variable Interest Rate, Euribor 6m | Ermenegildo Zegna N.V. | 0.80% Maturing 9/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower		Ermenegildo Zegna N.V.
Interest rate		Variable
Interest rate basis		Euribor 6m + 0.80%
Expiry date		September 2023
Current borrowings		€ 49,836
Non-current borrowings		€ 0
Variable Interest Rate, Euribor 6m | Ermenegildo Zegna N.V. | 0.75% Maturing 11/2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Variable	Variable
Interest rate basis	Euribor 6m + 0.78%	Euribor 6m + 0.75
Expiry date	November 2023	November 2023
Current borrowings	€ 5,000	€ 9,960
Non-current borrowings	€ 0	€ 4,966
Variable Interest Rate, Euribor 1m | Ermenegildo Zegna N.V. | 0.76% Maturing 5/2025
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrower	Ermenegildo Zegna N.V.	Ermenegildo Zegna N.V.
Interest rate	Variable	Variable
Interest rate basis	Euribor 1m + 0.77%	Euribor 1m + 0.76
Expiry date	May 2025	May 2025
Current borrowings	€ 3,324	€ 0
Non-current borrowings	€ 4,750	€ 9,993